Statements of operations (Parenthetical) - shares	Aug. 28, 2025	Sep. 30, 2025	May 31, 2025	May 28, 2025
Number of ordinary shares forfeited during the period	225,000
Common Class A [Member]
Ordinary shares, shares issued	1,724,999	1,724,999	1,724,999
Ordinary shares, shares outstanding	1,724,999	1,724,999	1,724,999
Common Class B [Member]
Ordinary shares, shares issued	1	1	1	1,725,000
Ordinary shares, shares outstanding	1	1	1	1,725,000